Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common Stock, Shares, Issued	551,966,844	542,716,344
Common Stock, Shares, Outstanding	551,966,844	542,716,344